Investment in Affiliates	6 Months Ended
Jun. 30, 2018
Equity Method Investments And Joint Ventures [Abstract]
INVESTMENT IN AFFILIATES

NOTE 6: INVESTMENT IN AFFILIATES

Navios Europe I

On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Maritime Partners L.P. (“Navios Partners”) established Navios Europe I and had economic interests of 47.5%, 47.5% and 5.0%, respectively. On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of: (i) cash which was funded with the proceeds of senior loan facility (the “Senior Loan I”) and loans aggregating $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (collectively, the “Navios Term Loans I”); and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). Effective November 2014 and as of June 30, 2018, Navios Holdings, Navios Acquisition and Navios Partners had a voting interest of 50%, 50% and 0%, respectively.

On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loan I and repayments of the Navios Revolving Loans I) according to a defined waterfall calculation.

The Navios Term Loans I will be repaid from the future sale of vessels owned by Navios Europe I and is deemed to be the initial investment by Navios Acquisition. Navios Acquisition evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I is a VIE and that the Company is not the party most closely associated with Navios Europe I and, accordingly, is not the primary beneficiary of Navios Europe I.

Navios Acquisition further evaluated its investment in the common stock of Navios Europe I under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I is accounted for under the equity method.

The fleet of Navios Europe I is managed by subsidiaries of Navios Holdings.

As of June 30, 2018 and December 31, 2017, the estimated maximum potential loss by Navios Acquisition in Navios Europe I would have been $25,713 and $24,147, respectively, which represented the Company’s carrying value of its investment of $4,750 (December 31, 2017: $4,750) the Company’s portion of the carrying balance of the Navios Revolving Loans I including accrued interest on the Navios Term Loans I of $15,458 (December 31, 2017: $14,944), which is included under “Due from related parties, long- term” and the accrued interest income on the Navios Revolving Loans I in the amount of $5,505 (December 31, 2017: $4,453) which is included under “Due from related parties, short-term”. Refer to Note 11 for the terms of the Navios Revolving Loans I.

Income recognized in “Equity/ (loss) in net earnings of affiliated companies” for the three month period ended June 30, 2018 was $262 (June 30, 2017: $215). Income recognized in “Equity/ (loss) in net earnings of affiliated companies” for the six month period ended June 30, 2018 was $514 (June 30, 2017: $483).

Accounting for basis difference

The initial investment in Navios Europe I recorded under the equity method of $4,750, at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe I, which amounted to $6,763. This difference is amortized through “Equity/ (loss) in net earnings of affiliated companies” over the remaining life of Navios Europe I. As of June 30, 2018 and December 31, 2017, the unamortized difference between the carrying amount of the investment in Navios Europe I and the amount of the Company’s underlying equity in net assets of Navios Europe I was $3,696, and $4,034, respectively.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II Inc. and had in such entity economic interests of 47.5%, 47.5% and 5.0%, respectively, and voting interests of 50.0%, 50.0 and 0%, respectively. From June 8, 2015 through December 31, 2015, Navios Europe II acquired fourteen vessels for: (i) cash consideration of $145,550 (which was funded with the proceeds of $131,550 of senior loan facilities (the “Senior Loans II”) and loans aggregating $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (collectively, the “Navios Term Loans II”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”) with a face amount of $182,150 and fair value of $99,147. In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe II revolving loans up to $57,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”).

On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans and repayments of the Navios Revolving Loans II) according to a defined waterfall calculation.

The Navios Term Loans II will be repaid from the future sale of vessels owned by Navios Europe II and is deemed to be the initial investment by Navios Acquisition. Navios Acquisition evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a VIE and that the Company is not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II.

Navios Acquisition further evaluated its investment in the common stock of Navios Europe II under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II is accounted for under the equity method.

The fleet of Navios Europe II is managed by subsidiaries of Navios Holdings.

As of June 30, 2018, the estimated maximum potential loss by Navios Acquisition in Navios Europe II would have been $41,234 (December 31, 2017: $37,741), which represented the Company’s carrying value of the investment of $6,650 (December 31, 2017: $6,650), the Company’s balance of the Navios Revolving Loans II including accrued interest on the Navios Term Loans II of $25,375 (December 31, 2017: $24,412), which is included under “Due from related parties, long-term”, and the accrued interest income on the Navios Revolving Loans II in the amount of $9,209 (December 31, 2017: $6,679), which is included under “Due from related parties, short-term”. Refer to Note 11 for the terms of the Navios Revolving Loans II.

Income recognized in “Equity/ (loss) in net earnings of affiliated companies” for the three month period ended June 30, 2018 was $495. (June 30, 2017: $168). Income recognized in “Equity/ (loss) in net earnings of affiliated companies” for the six month period ended June 30, 2018 was $963. (June 30, 2017: $209).

Accounting for basis difference

The initial investment in Navios Europe II recorded under the equity method of $6,650, at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe II, which amounted to $9,419. This difference is amortized through “Equity/ (loss) in net earnings of affiliated companies” over the remaining life of Navios Europe II. As of June 30, 2018, and December 31, 2017, the unamortized difference between the carrying amount of the investment in Navios Europe II and the amount of the Company’s underlying equity in net assets of Navios Europe II was $6,540 and $7,011, respectively.

Navios Midstream

On October 13, 2014, the Company formed Navios Midstream under the laws of Marshall Islands. Navios Maritime Midstream Partners GP L.L.C. (the “Navios Midstream General Partner”), a wholly owned subsidiary of Navios Acquisition, was also formed on that date to act as the general partner of Navios Midstream and received a 2.0% general partner interest. Navios Midstream completed its IPO in November 2014.

The Company evaluated its investment in Navios Midstream (NYSE: NAP) under ASC 810 and concluded that Navios Midstream is not a VIE. The Company further evaluated the power to control the board of directors of Navios Midstream under the voting interest model. As of the date of the IPO of Navios Midstream, Navios Acquisition, as the general partner, delegated all its powers to the board of directors of Navios Midstream and does not have the right to remove or replace the elected directors from the board of directors of Navios Midstream. Elected directors were appointed by the general partner, but as of the date of the IPO of Navios Midstream are deemed to be elected directors. The elected directors represent the majority of the board of directors of Midstream and therefore, the Company concluded that it does not hold a controlling financial interest in Navios Midstream but concluded that it does maintain significant influence and deconsolidated the vessels sold as of the date of the IPO of Navios Midstream.

Following the deconsolidation of Navios Midstream, the Company accounts for all of its interest under the equity method of accounting.

On February 16, 2017 and May 5, 2017 Navios Acquisition entered into securities purchase agreements with Navios Midstream pursuant to which Navios Acquisition made an investment in Navios Midstream by purchasing 6,446 and 412 general partnership interests, respectively, for a consideration of $79 and $5, respectively, in order to maintain its 2.0% partnership interest in Navios Midstream in light of the continuous offering sales program, launched by Navios Midstream.

The Company determined, under the equity method, that the issuance of common units of Navios Midstream qualified as a sale of shares by the investee. As a result, a net loss of $5 and $54 was recognized in “Equity/ (loss) in net earnings of affiliated companies” for the three and six month periods ended June 30, 2017, respectively. No amount was recognized for the three and six month periods ended June 30, 2018.

On November 16, 2017, in accordance with the terms of the Navios Midstream Partnership Agreement all of the 9,342,692 subordinated units of Navios Midstream converted into common units on a one-for-one basis. Following their conversion into common units, these units have the same distribution rights as all other common units.

On June 18, 2018, in accordance with the terms of the Partnership Agreement all of the issued and outstanding 1,592,920 subordinated Series A units of Navios Midstream converted into Navios Midtsream’s existing common units on a one-for-one basis. Following their conversion into common units, these units have the same distribution rights as all other common units.

As of June 30, 2018, the Company owned a 2.0% general partner interest in Navios Midstream through the Navios Midstream General Partner and a 57.0% limited partnership interest through the ownership of common units based on all of the outstanding common and general partner units.

For the three month periods ended June 30, 2018 and 2017, total income from Navios Midstream recognized in “Equity/ (loss) in net earnings of affiliated companies” was $3,472 and $993, respectively. Dividends received during the three month period ended June 30, 2018 were $1,576 ($5,326 for the three month period ended June 30, 2017).

For the six month periods ended June 30, 2018 and 2017, total equity method (loss)/ income from Navios Midstream recognized in “Equity/ (loss) in net earnings of affiliated companies” was $(1,536) and $3,452, respectively. Dividends received during the six month period ended June 30, 2018 were $6,902 ($10,649 for the six month period ended June 30, 2017).

As of June 30, 2017 the fair value of our investment in Navios Midstream had been below its carrying value for a period over twelve months, due to the decline in the quoted price of the common units of Navios Midstream. During the three and six month periods ended June 30, 2017, the Company recognized a non-cash “other-than-temporary impairment” (“OTTI”) loss of $59,104 relating to its investment in Navios Acquisition and the amount was included in “Equity/ (loss) in net earnings of affiliated companies”.

As of June 30, 2018 and December 31, 2017, the carrying amount of the investment in Navios Midstream was $104,736 and $113,662, respectively.

As of June 30, 2018, the market value of the investment in Navios Midstream was $47,272.

Navios Midstream Acquisition Proposal: On June 28, 2018, Navios Acquisition announced that it has submitted a proposal to the board of directors of Navios Midstream to acquire the publicly held units of Navios Midstream not already owned by Navios Acquisition in a stock for units exchange.

Subject to negotiation and execution of a definitive agreement, Navios Acquisition is proposing consideration of 6.292 Navios Acquisition shares for each outstanding publicly held common unit of Navios Midstream as part of a transaction that would be structured as a merger of Navios Midstream with and into Navios Acquisition.

The proposed transaction is subject to the negotiation and execution of a definitive agreement, approval of the board of directors of Navios Acquisition and the necessary approvals of the conflicts committee of Navios Midstream under Navios Midstream’s limited partnership agreement. The consummation of the proposed transaction would be subject to customary closing conditions. There can be no assurance that any such approvals will be forthcoming, that a definitive agreement will be executed, or that any transaction will be consummated.

Accounting for basis difference

As of June 30, 2018 and December 31, 2017, the unamortized difference between the carrying amount of the investment in Navios Midstream and the amount of the Company’s underlying equity in net assets of Navios Midstream was $24,294 and $37,158, respectively, and is amortized through “Equity/ (loss) in net earnings of affiliated companies” over the remaining life of Navios Midstream’s tangible and intangible assets.

Summarized financial information of the affiliated company is presented below:

	June 30, 2018	December 31, 2017
Navios Midstream Balance Sheet
Cash and cash equivalents, including restricted cash	$21,731	$37,086
Current assets	$39,070	$62,551
Non-current assets	$380,752	$393,996
Current liabilities	$5,584	$4,977
Long-term debt including current portion, net of deferred finance costs and discount	$196,173	$196,514
Non-current liabilities	$195,491	$195,839

	Three month period ended June 30, 2018	Three month period ended June 30, 2017
Navios Midstream Income Statement
Revenue	$20,790	$18,510
Net income	$4,286	$1,960

	Six month period ended June 30, 2018	Six month period ended June 30, 2017
Navios Midstream Income Statement
Revenue	$40,569	$39,610
Net (loss)/ income	$(25,282)	$6,462